Financial Instruments - classification - Offsetable assets and liabilities (Details) - GBP (£) £ / shares in Units, £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Instruments which can be offset
IFRS offset	£ 3,272	£ 3,381
Potential for offset not recognised by IFRS
Par value per share	£ 1.0769	£ 1.0769
Derivatives [Member]
Potential for offset not recognised by IFRS
Instruments outside netting arrangements	£ 0
Instruments which can be offset
Gross	3,289	£ 2,429
IFRS offset	3,272	3,381
Balance sheet	6,561	5,810
Potential for offset not recognised by IFRS
Cash collateral	(5,496)	(4,318)
Securities collateral	(1,745)	(3,386)
Net amount after the effect of netting arrangements and related collateral	(680)	(1,894)
Instruments outside netting arrangements	(52)	(312)
Financial assets (liabilities)	6,509	5,498
Trading reverse repos/repos
Instruments which can be offset
Gross	(2,869)	1,845
IFRS offset	0
Balance sheet	(2,869)	1,845
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	0
Cash collateral	0
Securities collateral	3,059	(1,646)
Net amount after the effect of netting arrangements and related collateral	190	199
Instruments outside netting arrangements	(339)	(4,048)
Financial assets (liabilities)	(3,208)	(2,203)
Non trading reverse repos / repos
Instruments which can be offset
Gross	13,872	8,653
IFRS offset	0
Balance sheet	13,872	8,653
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	0
Cash collateral	0
Securities collateral	(13,872)	(8,653)
Net amount after the effect of netting arrangements and related collateral	0
Instruments outside netting arrangements	77	98
Financial assets (liabilities)	13,949	8,751
Derivatives [Member]
Instruments which can be offset
Gross	95,734	115,177
IFRS offset	(23,869)	(22,111)
Balance sheet	71,865	93,066
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(60,355)	(77,365)
Cash collateral	(6,788)	(9,761)
Other financial collateral	(1,663)	(1,185)
Net amount after the effect of netting arrangements and related collateral	3,059	4,755
Instruments outside netting arrangements	530	981
Potential for offset not recognised by IFRS
Financial liabilities	72,395	94,047
Trading repos
Instruments which can be offset
Gross	42,442	33,767
IFRS offset	(16,257)	(14,510)
Balance sheet	26,185	19,257
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(664)	(2,445)
Cash collateral	0
Other financial collateral	(25,520)	(16,812)
Net amount after the effect of netting arrangements and related collateral	1
Instruments outside netting arrangements	717	4,483
Potential for offset not recognised by IFRS
Financial liabilities	26,902	23,740
Non trading repos
Instruments which can be offset
Gross	23,605	16,977
IFRS offset	(9,646)	(5,702)
Balance sheet	13,959	11,275
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(5)
Cash collateral	0
Other financial collateral	(13,954)	(11,275)
Net amount after the effect of netting arrangements and related collateral	0
Instruments outside netting arrangements	3
Potential for offset not recognised by IFRS
Financial liabilities	13,962	11,275
Trading liabilities
Potential for offset not recognised by IFRS
Financial liabilities	53,636	52,808
Trading reverse repos
Instruments which can be offset
Gross	39,573	35,612
IFRS offset	(16,257)	(14,510)
Balance sheet	23,316	21,102
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(664)	(2,445)
Other financial collateral	(22,461)	(18,458)
Net amount after the effect of netting arrangements and related collateral	191	199
Instruments outside netting arrangements		435
Potential for offset not recognised by IFRS
Cash collateral	0
Instruments outside netting arrangements	378
Potential for offset not recognised by IFRS
Financial assets	23,694	21,537
Derivatives [Member]
Instruments which can be offset
Gross	99,023	117,606
IFRS offset	(20,597)	(18,730)
Balance sheet	78,426	98,876
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(60,355)	(77,365)
Cash collateral	(12,284)	(14,079)
Other financial collateral	(3,408)	(4,571)
Net amount after the effect of netting arrangements and related collateral	2,379	2,861
Instruments outside netting arrangements	478	669
Potential for offset not recognised by IFRS
Financial assets	78,904	99,545
Trading assets
Potential for offset not recognised by IFRS
Financial assets	45,551	45,577
Non trading reverse repos
Instruments which can be offset
Gross	37,477	25,630
IFRS offset	(9,646)	(5,702)
Balance sheet	27,831	19,928
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(5)
Cash collateral	0
Other financial collateral	(27,826)	(19,928)
Net amount after the effect of netting arrangements and related collateral	0
Instruments outside netting arrangements	80	98
Potential for offset not recognised by IFRS
Financial assets	£ 27,911	£ 20,026